Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 738	$ 685
PP&E	37,250	36,499
ROU Assets	1,680	1,845
Goodwill	2,923	2,923	$ 3,473
Total Assets	53,915	55,869
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	729	674
PP&E	24,443	24,657
ROU Assets	849	638
Goodwill	2,923	2,923
Total Assets	31,673	32,248
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	6
PP&E	2,209	2,020
ROU Assets	1	2
Goodwill	0	0
Total Assets	2,429	2,410
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	9	5
PP&E	2,798	2,549
ROU Assets	102	152
Goodwill	0	0
Total Assets	3,511	3,339
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,469	2,466
ROU Assets	28	252
Goodwill	0	0
Total Assets	2,960	3,172
U.S. Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	5,014	4,482
ROU Assets	268	329
Goodwill	0	0
Total Assets	8,660	8,324
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	317	325
ROU Assets	432	472
Goodwill	0	0
Total Assets	$ 4,682	$ 6,376